CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net loss	$ (16,891)	$ (29,199)	$ (44,836)
Adjustments to reconcile net loss to net cash used by operating activities:
Gain upon extinguishment of Payroll Protection Program Loan	0	(1,528)	0
Depreciation and amortization	1,534	2,338	1,869
Stock-based compensation	3,998	2,090	4,971
Unrealized (gain) loss on mark-to-market of common stock warrants	(5,120)	0	0
Changes in operating assets and liabilities:
Accounts receivable	0	4,887	(3,765)
Due to/from related parties	3	(594)	(211)
Inventory	0	1,383	1,211
Prepaid expenses and other current assets	389	3,331	(3,122)
Accounts payable	(229)	(360)	(148)
Accrued expenses	(166)	(2,542)	347
Accrued compensation	(2,415)	572	(231)
Other	(467)	811	243
Net cash used by operating activities	(19,364)	(18,811)	(43,672)
Investing activities
Sales and (purchases) of short-term investments, net	0	11,698	(11,698)
Purchases of land, buildings, and equipment	(1,520)	(497)	(1,786)
Net cash (used) provided by investing activities	(1,520)	11,201	(13,484)
Financing activities
Proceeds from common stock issuance	11,538	4,380	15,000
Costs incurred related to the issuance of stock	(1,173)	(501)	(963)
Proceeds from Payroll Protection Program loan	0	0	1,518
Repayments of financing lease obligations	(376)	(364)	(360)
Proceeds from the exercise of stock options	0	227	212
Net cash provided by financing activities	9,989	3,742	15,407
Net decrease in cash, cash equivalents, and restricted cash	(10,895)	(3,868)	(41,749)
Cash, cash equivalents, and restricted cash - beginning of period	14,421	18,289	60,038
Cash, cash equivalents, and restricted cash - end of period	$ 3,526	$ 14,421	$ 18,289